Condensed Financial Information of the Company (Details) - Schedule of Condensed Statements of Income/(loss) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Operating expenses:
Selling and marketing			$ (17)
General and administrative	(1,462)	(53,375)	(9,673)
Interest income	1	1	879
Interest expense	3,634	(7,396)	(7,946)
Foreign exchange gain/(loss)		3	(256)
Other expenses	(2)
Net income on disposition of discontinued operations	686,276
Share of income (loss) in subsidiaries, VIEs and VIEs’ subsidiaries	6,048	(108,136)	(755,008)
Net income (loss) attributable to ordinary shareholders of Meta Data Limited	694,495	(168,903)	(772,021)
Net income (loss)	694,495	(168,903)	(772,021)
Unrealized loss on available-for-sale investments, net of tax			(1,810)
Foreign currency translation adjustment		(7,806)	808
Comprehensive income (loss)	$ 694,495	$ (176,709)	$ (773,023)